Other Comprehensive Income Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pre Tax
Components Of Other Comprehensive Income Loss [Line Items]
Net unrealized gains on forecasted transactions, expected to reclassify into income within the next 12 months	$ 2.1
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Components Of Other Comprehensive Income Loss [Line Items]
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	0.8	0.6	0.3
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Net unrealized gains on forecasted transactions
Components Of Other Comprehensive Income Loss [Line Items]
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	$ 0.8	$ 0.6	$ 0.3